Fair Value of Financial Instruments - Valuation Methods for Determining Fair Value of Impairment Loans (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Loans less than $1 million	Less than 1 million
Loans $1 million or greater	1 million or greater
Commercial Loans	$ 1,000,000
Existing appraisal 18 months or less	18 months or less
Existing appraisal greater than 18 months	Greater than 18 months
Existing Appraisal Period	1 year 6 months
Commercial loans secured primarily by residential real estate
Loans less than $1 million	Less than 1 million
Loans $1 million or greater	1 million or greater
Other Commercial	1,000,000
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000	Less than 250,000
Loans $250,000 or greater	250,000 or greater
Non-commercial loans	$ 250,000